UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03189

Name of Fund: BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock Summit Cash Reserves Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Short-Term Securities — 63.4%

U.S. Government Sponsored Agency Obligations — 38.3%
Fannie Mae Variable Rate Notes, 0.88%, 08/02/19	$210	$208,212
Federal Farm Credit Bank(a):
2.46%, 02/04/20	4,000	4,000,000
2.54%, 12/14/20	1,670	1,669,873
Federal Farm Credit Discount Notes(b):
2.23%, 02/04/19	235	234,957
2.26%, 03/11/19 - 04/12/19	325	324,110
2.28%, 03/19/19	260	259,259
2.45%, 06/17/19	275	272,507
2.46%, 06/28/19 - 08/15/19	385	380,501
2.57%, 07/22/19	215	212,426
2.65%, 07/29/19	355	350,436
2.67%, 09/12/19	140	137,737
Federal Home Loan Bank:
2.37%, 02/06/19(b)	4,905	4,903,380
2.36%, 02/11/19(b)	1,370	1,369,105
2.39%, 02/13/19 - 02/20/19(b)	1,625	1,623,301
2.38%, 02/15/19(b)	600	599,448
2.42%, 04/24/19 - 05/16/19(a)(b)	11,245	11,183,772
2.52%, 05/22/19(b)	1,535	1,523,321
2.45%, 05/23/19 - 01/17/20(a)	1,795	1,795,000
2.53%, 05/24/19 - 05/31/19(b)	13,955	13,844,760
2.54%, 06/05/19(b)	7,000	6,939,481
2.46%, 06/20/19 - 06/28/19(a)	730	730,000
2.44%, 06/21/19 - 09/17/19(a)	4,555	4,555,000
2.47%, 06/24/19(a)	2,195	2,195,000
2.41%, 07/17/19(a)	500	500,000
2.48%, 01/14/20 - 07/24/20(a)	1,330	1,330,000
2.67%, 12/21/20(a)	2,165	2,165,000
Federal Home Loan Bank Discount Notes(b):
2.36%, 02/05/19	120	119,969
2.37%, 02/06/19	15,180	15,175,024
2.40%, 03/04/19 - 03/13/19	4,925	4,913,118
2.31%, 03/20/19	205	204,382
2.46%, 04/09/19	3,020	3,006,286
2.44%, 04/10/19	7,810	7,774,270
2.42%, 04/22/19 - 05/15/19	10,825	10,763,501
2.45%, 05/07/19	1,625	1,614,558
2.50%, 05/14/19	3,670	3,644,264
2.47%, 05/29/19	4,625	4,588,173

Security	Par (000)	Value
2.52%, 06/21/19	$1,885	$1,866,747
Federal Home Loan Bank Variable Rate Notes:
2.46%, 02/07/20 - 02/24/20(a)	885	884,995
2.39%, 02/01/19(a)	270	270,000
2.40%, 02/25/19 - 07/19/19(a)	970	970,000
2.44%, 02/25/19(a)	450	449,994
2.42%, 03/08/19 - 08/27/19(a)	1,350	1,350,000
(3 mo. LIBOR US - 0.16%), 2.62%, 06/12/19(c)	180	179,983
(3 mo. LIBOR US - 0.16%), 2.63%, 06/20/19(c)	910	910,000
2.66%, 12/19/19(a)	230	230,000
2.47%, 04/17/20(a)	280	280,000
2.48%, 08/04/20(a)	920	920,000
Freddie Mac Variable Rate Notes(a):
2.38%, 04/17/19	750	750,000
2.42%, 08/08/19	445	444,886

Total U.S. Government Sponsored Agency Obligations — 38.3% (Cost — $124,616,736)		124,616,736

U.S. Treasury Obligations — 25.1%
U.S. Treasury Bills(b):
2.35%, 02/05/19	19,000	18,995,118
2.23%, 02/07/19	665	664,758
2.24%, 02/21/19	300	299,636
2.42%, 02/28/19	12,000	11,978,670
2.43%, 03/05/19	16,630	16,599,076
2.54%, 05/30/19	12,985	12,879,659
2.51%, 07/25/19	2,565	2,534,719
U.S. Treasury Notes:
3.13%, 05/15/19	290	290,535
1.38%, 07/31/19	275	273,462
2.44%, 04/30/20(a)	5,000	4,999,833
2.45%, 10/31/20(a)	7,000	6,987,260
2.52%, 01/31/21(a)	5,000	5,000,000

Total U.S. Treasury Obligations — 25.1% (Cost — $81,502,726)		81,502,726

Total Repurchase Agreements — 43.7% (Cost — $142,000,000)		142,000,000

Total Investments — 107.1% (Cost — $348,119,462*)		348,119,462

Liabilities in Excess of Other Assets — (7.1)%		(22,964,966)

Net Assets — 100.0%		$325,154,496

*	Cost for U.S. federal income tax purposes.
(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	Rates shown are discount rates or a range of discount rates as of period end.
(c)	Variable rate security. Rate shown is the rate in effect as of period end.

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Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Summit Cash Reserves Fund

Repurchase Agreements

	Repurchase Agreements						Collateral
Counterparty	Coupon Rate	Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received At Value
BNP Paribas Securities Corp.	2.58%	01/31/19	02/01/19	$25,000	$25,000	$25,001,792	U.S. Treasury Obligations, 0.00% to 2.63%, due 03/31/20 to 05/15/48	25,882,157	$25,500,000
J.P. Morgan Securities LLC	2.55%	01/31/19	02/01/19	25,000	25,000	25,001,771	U.S. Treasury Obligations, 0.00% to 1.13%, due 03/28/19 to 11/15/44	26,286,400	25,500,058
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.55%	01/31/19	02/01/19	2,000	2,000	2,000,142	U.S. Treasury Obligations, 0.00%, due 05/15/20 to 02/15/47	4,298,100	2,040,042
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.57%	01/31/19	02/01/19	23,000	23,000	23,001,642	U.S. Government Sponsored Agency Obligation, 3.78% to 4.94%, due 11/20/59 to 01/01/69	29,170,600	23,460,001

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.					$25,000				$25,500,043

Mizuho Securities USA, Inc.	2.57%	01/31/19	02/01/19	22,000	22,000	22,001,571	U.S. Treasury Obligation, 0.00%, due 02/28/19	22,479,700	22,440,001
TD Securities (USA) LLC	2.55%	01/31/19	02/01/19	45,000	45,000	45,003,188	U.S. Treasury Obligation, 3.75%, due 11/15/43	40,536,500	45,900,027

Total					$142,000				$144,840,129

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock Summit Cash Reserves Fund

Fair Value Hierarchy as of Period End (Continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$348,119,462	$—	$348,119,462

(a)	See above Schedule of Investments for values in each security type.

During the period ended January 31, 2019, there were no transfers between levels.

3

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date:	March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date:	March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Summit Cash Reserves Fund of BlackRock Financial Institutions Series Trust

Date:	March 22, 2019